OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                            Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Municipal High Income Trust
            SCHEDULE OF INVESTMENTS 7/31/07 (unaudited)


Principal
Amount ($)                                                         Value ($)
            TAX EXEMPT OBLIGATIONS  - 121.4%
            Alabama - 1.3%
1,500,000   Camden Alabama Industrial Development Board, 6.125%,   1,612,995
1,000,000   Huntsville-Redstone Village Special Care Facilities      971,300
2,000,000   Huntsville-Redstone Village Special Care Facilities    1,904,620
                                                                   4,488,915
            Arizona - 5.6%
5,000,000   Apache County Industrial Development Authority, 5.85   5,002,000
5,000,000   Apache County Industrial Development Authority, 5.87   5,002,100
7,000,000(a)Downtown Phoenix Hotel Corp., RIB, 6.176%, 7/1/40 (1   7,553,560
1,000,000   Pima County Industrial Development Authority, 7.25%,   1,085,170
500,000     Yavapai County Industrial Development Authority, 6.0     529,095
                                                                  19,171,925
            California - 10.7%
7,270,000   California State General Obligation, 5.25%, 2/1/28     7,620,123
5,000,000   California Statewide Communities Development Authori   5,014,300
5,150,000 + Golden State Tobacco Securitization Corp., 7.8%, 6/1   6,178,970
7,000,000 + Golden State Tobacco Securitization Corp., 7.875%, 6   8,423,310
2,000,000   San Diego Unified School District, 5.0%, 7/1/25        2,064,500
2,500,000   University of California Revenue, 5.0%, 5/15/25        2,583,450
5,000,000   Valley Health System Hospital Revenue, 6.5%, 5/15/25   5,013,800
                                                                  36,898,453
            Connecticut - 1.5%
5,000,000   Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/3   5,251,300

            Delaware - 0.4%
765,000     Sussex County Delaware Revenue, 5.9%, 1/1/26             771,311
600,000     Sussex County Delaware Revenue, 6.0%, 1/1/35             607,866
                                                                   1,379,177
            District of Columbia - 3.5%
5,000,000   District of Columbia Tobacco Settlement Financing Co   5,773,300
6,000,000   District of Columbia Tobacco Settlement Financing Co   6,411,780
                                                                  12,185,080
            Florida - 3.0%
2,000,000   Beacon Lakes Community Development, 6.9%, 5/1/35       2,150,840
1,000,000   St. Johns County Industrial Development Authority Re     986,260
2,000,000   St. Johns County Industrial Development Authority Re   1,985,620
5,000,000   Tallahassee Health Facilities Revenue, 6.375%, 12/1/   5,219,150
                                                                  10,341,870
            Guam - 1.4%
5,000,000   Northern Mariana Islands, 5.0%, 10/1/22                4,947,300

            Georgia - 2.7%
4,240,000(a)Atlanta Georgia Water & Waste Revenue, RIB, 6.271%,    4,604,470
2,400,000   Fulton County Residential Care Facilities Revenue, 5   2,311,968
2,600,000   Fulton County Residential Care Facilities Revenue, 5   2,499,900
                                                                   9,416,338
            Idaho - 1.5%
5,000,000   Power County Industrial Development Corp., 6.45%, 8/   5,249,950

            Illinois - 5.7%
1,000,000   Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)    1,007,640
2,000,000   Chicago Illinois O'Hare International Airport Revenu   2,056,640
1,000,000   Illinois Finance Authority Revenue, 6.0%, 11/15/27     1,037,360
1,000,000   Illinois Finance Authority Revenue, 6.0%, 11/15/39     1,032,220
1,500,000   Illinois Health Facilities Authority Revenue, 6.9%,    1,635,900
16,880,00(b)Metropolitan Pier & Exposition Authority Dedicated S  11,132,866
1,800,000   Southwestern Illinois Development Authority Revenue,   1,801,116
                                                                  19,703,742
            Indiana - 1.6%
1,000,000   Indiana State Development Finance Authority Revenue,   1,020,370
4,300,000   Indiana State Development Finance Authority Revenue,   4,405,006
                                                                   5,425,376

            Massachusetts - 10.5%
4,000,000   Massachusetts Bay Transportation Authority, 5.0%, 7/   4,315,520
1,335,000   Massachusetts Health & Educational Facilities Author   1,369,123
7,050,000   Massachusetts Health & Educational Facilities Author   7,319,733
3,500,000   Massachusetts Health & Educational Facilities Author   3,741,115
5,000,000   Massachusetts Health & Educational Facilities Author   5,363,100
9,810,000(a)Massachusetts State Development Finance Agency, RIB,  10,755,684
3,055,000   Massachusetts State Housing Finance Agency, 5.25%, 1   3,086,864
                                                                  35,951,139
            Michigan - 2.5%
950,000     Doctor Charles Drew Academy, 5.7%, 11/1/36               958,075
1,500,000   John Tolfree Health System Corp., 6.0%, 9/15/23        1,521,570
2,000,000   Michigan State Hospital Finance Authority Revenue, 5   1,950,060
4,010,000   Michigan State Hospital Finance Authority Revenue, 6   4,011,083
7,720,000   Wayne Charter County Special Airport Facilities Reve           0
                                                                   8,440,788
            Minnesota - 0.5%
1,675,000   Duluth Economic Development Authority Health Care Fa   1,827,978

            Mississippi - 0.9%
3,000,000   Mississippi Business Finance Corp. Pollution Control   3,028,980

            Montana - 0.5%
1,600,000   Two Rivers Authority, Inc. Correctional Facility Imp   1,633,072

            Nevada - 2.2%
1,000,000   Clark County Industrial Development Revenue, 5.45%,    1,030,470
4,600,000   Clark County Industrial Development Revenue, 5.5%, 1   4,472,304
2,000,000   Nevada State Department of Business & Industry, 7.25   2,029,960
                                                                   7,532,734
            New Hampshire - 0.9%
3,000,000   Manchester School Facilities Revenue, 5.125%, 6/1/28   3,121,620

            New Jersey - 10.1%
2,000,000   New Jersey Economic Development Authority Revenue, 6   2,057,240
13,350,000  New Jersey Economic Development Authority Revenue, 6  13,732,077
1,000,000   New Jersey Economic Development Authority Revenue, 6   1,026,690
6,150,000   New Jersey Economic Development Authority Revenue, 7   6,493,293
10,000,00 + Tobacco Settlement Financing Corp., 6.75%, 6/1/39     11,457,800
                                                                  34,767,100
            New Mexico - 0.4%
1,350,000 + Santa Fe Educational Facilities Revenue, 5.75%, 10/1   1,501,646

            New York - 10.8%
2,000,000   New York City Industrial Development Agency, 5.375%,   2,048,680
12,990,000  New York City Industrial Development Agency, 6.9%, 8  13,014,551
5,000,000   New York City Trust Cultural Resources Revenue, 5.12   5,189,850
7,040,000(a)New York State Dormitory Authority Revenue, RIB, 6.4   8,355,565
2,000,000   Suffolk County Industrial Development Agency, 7.25%,   2,086,400
6,000,000   Triborough Bridge & Tunnel Authority Revenue, 5.25%,   6,314,160
                                                                  37,009,206
            North Carolina - 2.6%
4,030,000   Charlotte North Carolina Special Facilities Revenue,   4,016,379
4,600,000   Charlotte North Carolina Special Facilities Revenue,   4,856,726
                                                                   8,873,105

            Oklahoma - 6.2%
3,000,000 + Oklahoma Development Finance Authority Revenue, 5.62   3,132,660
8,000,000 + Oklahoma Development Finance Authority Revenue, 5.62   8,353,760
4,100,000   Tulsa Municipal Airport Revenue, 5.65%, 12/1/35        4,115,949
1,225,000   Tulsa Municipal Airport Revenue, 6.25%, 6/1/20         1,225,576
4,350,000   Tulsa Municipal Airport Revenue, 7.35%, 12/1/11        4,357,178
                                                                  21,185,123
            Pennsylvania - 6.6%
3,000,000   Allegheny County Hospital Development Authority Reve   2,812,950
1,550,000   Allegheny County Hospital Development Authority Reve   1,549,938
12,300,00 + Allegheny County Hospital Development Authority Reve  14,530,236
1,000,000   Columbia County Hospital Authority Health Care Reven     898,480
1,000,000   Hazleton Health Services Authority Hospital Revenue,     986,890
1,280,000   Langhorne Manor Borough Higher Education & Health Au   1,298,304
500,000     Pennsylvania Higher Educational Facilities Authority     513,545
                                                                  22,590,343
            Rhode Island - 1.3%
4,000,000   Central Falls Detention Facilities Revenue, 7.25%, 7   4,429,240

            South Carolina - 1.9%
5,185,000 + South Carolina Jobs Economic Development Authority R   5,844,999
665,000   + South Carolina Jobs Economic Development Authority R     747,945
                                                                   6,592,944
            Tennessee  - 3.7%
7,000,000   Johnson City Health & Educational Facilities Board H   7,981,610
4,480,000   Knox County Health Educational & Housing Facilities    4,553,158
                                                                  12,534,768
            Texas  - 10.7%
1,345,000   Bexar County Housing Finance Corp., 8.0%, 12/1/36      1,416,164
1,000,000   Dallas-Fort Worth International Airport Revenue, 6.0   1,000,440
5,000,000   Dallas-Fort Worth International Airport Revenue, 6.1   5,004,050
4,000,000   Decatur Hospital Authority Revenue, 7.0%, 9/1/25       4,318,640
1,000,000 + Georgetown Health Facilities Development Corp., 6.25   1,065,620
2,000,000   Gulf Coast Industrial Development Authority Revenue,   2,106,080
3,750,000   Houston Airport System Special Facilities Revenue, 5   3,778,200
5,340,000   Lubbock Health Facilities Development Corp., 6.625%,   5,556,857
2,450,000(a)Northside Independent School District, RIB, 6.683%,    2,721,019
500,000     Sabine River Authority Pollution Control Revenue, 6.     526,080
7,040,000(a)Texas State, RIB, 6.153%, 4/1/30 (144A)                7,762,234
1,365,000   Willacy County Local Government Corp. Revenue, 6.0%,   1,370,296
                                                                  36,625,680
            Utah  - 0.2%
800,000     Spanish Fork City Charter School Revenue, 5.55%, 11/     805,816

            Vermont  - 0.5%
1,500,000   Vermont Educational & Health Buildings Financing Age   1,634,205

            Virginia  - 1.5%
1,000,000   Peninsula Ports Authority, 6.0%, 4/1/33                1,045,070
4,000,000 + Pocahontas Parkway Association of Virginia Toll Road   4,149,680
                                                                   5,194,750
            Washington - 7.3%
4,710,000   Spokane Public Facilities District Hotel/Motel Tax &   5,101,118
7,025,000   Tobacco Settlement Authority Revenue, 6.625%, 6/1/32   7,548,081
14,315,000  Washington State General Obligation, 0.0%, 6/1/22      7,259,852
5,000,000   Washington State Housing Finance Committee Nonprofit   5,092,650
                                                                  25,001,701
            Wisconsin  - 0.7%
2,400,000   Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5   2,375,592


            TOTAL TAX-EXEMPT OBLIGATIONS
            (Cost $376,484,330)                                  417,116,956

            MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 2.9% of Net Assets
10,000,00(c)Non-Profit Preferred Funding Trust I, Series E, 12.5   9,899,800
            TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
            (Cost $10,000,000)                                     9,899,800


Shares      COMMON STOCK - 0.8% of Net Assets
159,872     Northwest Airlines Corp.                               2,786,569
            TOTAL COMMON STOCK
            (Cost $6,612,756)                                      2,786,569

            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.7% of Net Assets
9,213,574   BlackRock Liquidity Funds MuniFund Portfolio           9,213,574

            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost $9,213,574)                                      9,213,574

            TOTAL INVESTMENTS IN SECURITIES - 127.8%
            (Cost $402,310,660) (d)(e)                           439,016,899
            OTHER ASSETS AND LIABILITIES -  1.6%                   5,450,496
            PREFERRED SHARES AT REDEMPTION VALUE,
            INCLUDING DIVIDENDS PAYABLE - (29.4)%               (101,061,645)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0% 343,405,750
                                                                           .
RIB         Residual Interest Bonds

NR          Security not rated by S&P or Moody's.

(144A)      Security is exempt from registration under Rule
            144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2007 the value of these securities amounted to
            $58,717,088 or 17.1% of net assets applicable to common shareowners.

+ Prerefunded bonds have been collateralized by U.S. Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at July 31, 2007.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
            The rate shown is the rate at July 31, 2007.

(c)         The interest rate is subject to change periodically.
            The interest rate shown is the rate at July 31, 2007.

(d)         The concentration of investments by type of
            obligation/market sector is as follows:
            Insured                                                     13.5
            General Obligation                                           6.9
            Revenue Bonds:
                                Health Revenue                          25.5
                                Airport Revenue                         14.5
                                Tobacco Revenue                         10.4
                                Education Revenue                        4.8
                                Pollution Control Revenue                4.5
                                Development Revenue                      4.3
                                Other Revenue                            3.3
                                Power Revenue                            2.7
                                Housing Revenue                          2.6
                                Transportation Revenue                   2.6
                                Facilities Revenue                       2.4
                                Gaming Revenue                           1.2
                                School District Revenue                  0.6
                                Utilities Revenue                        0.2
                                                                       100.0

(e)         At July 31, 2007, the net unrealized gain on investments
             based on cost for federal income tax purposes
            of $400,670,193 was as follows:

            Aggregate gross unrealized gain for all investments   44,237,635
            there is an excess of value over tax cost

            Aggregate gross unrealized loss for all investments   (5,890,929)
            there is an excess of tax cost over value             38,346,706
            Net unrealized gain

            For financial reporting purposes net unrealized gain on investments was $36,706,239 and cost of investments aggregated $402,310,660.





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.